INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2025
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

8. INTANGIBLE ASSETS, NET

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
	(in thousands)
Intellectual property rights and others(1)	22,424	26,670	3,814
Licensed software	8,724	11,298	1,616
Less: accumulated amortization	(14,719)	(20,334)	(2,908)
Intangible assets, net	16,429	17,634	2,522
(1)	Intellectual property rights represent acquired titles or copyrights of assorted digital contents that can be used in developing and operating the Group’s online applications and other products.

The Group recorded amortization expense of RMB7,625 thousand, RMB10,190 thousand and RMB6,225 thousand (US$890 thousand) for the years ended December 31, 2023, 2024 and 2025, respectively. As of December 31, 2025, estimated amortization expense of the existing intangible assets for each of the next five years is RMB5,459 thousand (US$781 thousand), RMB3,860 thousand (US$552 thousand), RMB2,447 thousand (US$350 thousand), RMB2,325 thousand (US$332 thousand) and RMB1,638 thousand (US$234 thousand), respectively.